UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: March 31, 2009

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	Arrow Investment Advisors, LLC
       Address: 2943 Olney-Sandy spring Road suite A
             	Olney, MD 20832


       Form 13F File Number: 28-13552

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Patrick Bassett
       Title:	Chief Compliance Officer
       Phone:	(301) 260-2934

       Signature, Place, and Date of Signing:

                Patrick Bassett         Olney, Maryland      June 4, 2009
                 [Signature]              [City, State]       [Date]

       Report Type (Check only one.):

       [] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       [X]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number Name

          28-12076           Dorsey Wright & Associates
          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	   0

       Form 13F Information Table Entry Total:	   46

       Form 13F Information Table Value Total:	$29,382
                                               (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name

                28-	               NONE

          [Repeat as necessary.]



               NameOfIssuer                  TitleOfClass    Cusip    MarketValue   SHRS_OR_PRN_AMT SH_PRN     Sole      Shared None
E-Mini MSCI Emerg  Jun 2009                 Physical index 000LLLM9     $234,100.00           64.00 SH             64.00   0.00 0.00
                                            future.
S & P 500 Index  Emini April 09 705 Call    Physical index ESJ9C 705    $714,000.00          150.00 SH            150.00   0.00 0.00
APR705. CALL                                option.
S & P 500 Index  Emini May 09 700 Call      Physical index ESK9C 700    $827,250.00          150.00 SH            150.00   0.00 0.00
MAY700. CALL                                option.
S & P 500 Index  Emini Sept 09 770 Call     Physical index ESU9C 770    $720,750.00          150.00 SH            150.00   0.00 0.00
SEP770. CALL                                option.
S & P 500 Index  Emini Dec 09 710 Call      Physical index ESZ9C 710  $1,110,000.00          150.00 SH            150.00   0.00 0.00
DEC710. CALL                                option.
iShares  S&P National Municipal Bond Fd     ETP            464288414    $348,915.00        3,500.00 SH          3,500.00   0.00 0.00
Amgen, Inc.                                 Common Stock   031162100    $247,600.00        5,000.00 SH          5,000.00   0.00 0.00
Wal Mart Stores, Inc.                       Common Stock   931142103    $283,424.00        5,440.00 SH          5,440.00   0.00 0.00
Eli Lilly & Company                         Common Stock   532457108    $216,162.70        6,470.00 SH          6,470.00   0.00 0.00
iShares  IBoxx$ Invest Grade Corp. Bond     ETP            464287242    $898,846.00        9,550.00 SH          9,550.00   0.00 0.00
Micrel, Inc.                                Common Stock   594793101     $70,752.00       10,050.00 SH         10,050.00   0.00 0.00
Dycom Industries, Inc.                      Common Stock   267475101     $58,479.00       10,100.00 SH         10,100.00   0.00 0.00
The Finish Line- Cl. A                      Common Stock   317923100     $68,848.00       10,400.00 SH         10,400.00   0.00 0.00
Modis Professional Svcs., Inc.              Common Stock   553409103     $65,450.00       11,000.00 SH         11,000.00   0.00 0.00
Ticketmaster                                Common Stock   88633P302     $43,173.00       11,700.00 SH         11,700.00   0.00 0.00
Wilshire St Bank-L.A. Calif                 Common Stock   97186T108     $60,888.00       11,800.00 SH         11,800.00   0.00 0.00
Standard Register Company                   Common Stock   853887107     $55,876.00       12,200.00 SH         12,200.00   0.00 0.00
Interpublic Group Co.'s Inc.                Common Stock   460690100     $53,148.00       12,900.00 SH         12,900.00   0.00 0.00
Masco Corporation                           Common Stock   574599106     $92,136.00       13,200.00 SH         13,200.00   0.00 0.00
Boston Scientific Corporation               Common Stock   101137107    $108,120.00       13,600.00 SH         13,600.00   0.00 0.00
New York Times Company  Class A             Common Stock   650111107     $62,376.00       13,800.00 SH         13,800.00   0.00 0.00
United Community Banks Inc                  Common Stock   90984P105     $58,268.66       14,006.89 SH         14,006.89   0.00 0.00
PC-TEL Incorporated                         Common Stock   69325Q105     $62,350.00       14,500.00 SH         14,500.00   0.00 0.00
Symmetricom Incorporated                    Common Stock   871543104     $50,750.00       14,500.00 SH         14,500.00   0.00 0.00
King Pharmaceuticals, Inc.                  Common Stock   495582108    $103,575.50       14,650.00 SH         14,650.00   0.00 0.00
Sara Lee Corporation                        Common Stock   803111103    $125,240.00       15,500.00 SH         15,500.00   0.00 0.00
Integrated Device Technology                Common Stock   458118106     $73,710.00       16,200.00 SH         16,200.00   0.00 0.00
CBS Corp  CL B                              Common Stock   124857202     $64,512.00       16,800.00 SH         16,800.00   0.00 0.00
On Assignment, Inc.                         Common Stock   682159108     $46,070.00       17,000.00 SH         17,000.00   0.00 0.00
Pioneer Drilling Company                    Common Stock   723655106     $55,760.00       17,000.00 SH         17,000.00   0.00 0.00
Sprint Nextel Corp                          Common Stock   852061100     $63,546.00       17,800.00 SH         17,800.00   0.00 0.00
First Bancorp Puerto Rico                   Common Stock   318672102     $80,301.00       18,850.00 SH         18,850.00   0.00 0.00
DOW Chemical Company                        Common Stock   260543103    $159,327.00       18,900.00 SH         18,900.00   0.00 0.00
Jabil Circuit, Inc.                         Common Stock   466313103    $110,644.00       19,900.00 SH         19,900.00   0.00 0.00
iShares  IBoxx $ High Yield Corp Bond       ETP            464288513  $1,383,120.00       20,400.00 SH         20,400.00   0.00 0.00
LSI Logic Corporation                       Common Stock   502161102     $63,840.00       21,000.00 SH         21,000.00   0.00 0.00
SPDR  DB International Gov Inflation        ETP            78464A490  $1,026,324.00       22,100.00 SH         22,100.00   0.00 0.00
iShares  JP Morgan EM Bond Fund             ETP            464288281  $1,994,188.95       23,283.00 SH         23,283.00   0.00 0.00
Adaptec Inc                                 Common Stock   00651F108     $72,480.00       30,200.00 SH         30,200.00   0.00 0.00
Powershares  DB Gold Fund                   ETP            73936B606  $1,067,015.17       31,937.00 SH         31,937.00   0.00 0.00
CIBER, Inc.                                 Common Stock   17163B102     $93,639.00       34,300.00 SH         34,300.00   0.00 0.00
Huntington Bancshares Inc                   Common Stock   446150104     $69,056.00       41,600.00 SH         41,600.00   0.00 0.00
iShares  MSCI Emerging Markets IN           ETP            464287234  $1,123,272.75       45,275.00 SH         45,275.00   0.00 0.00
PowerShares DB G10 Curr Harv                ETP            73935Y102  $1,458,972.00       71,100.00 SH         71,100.00   0.00 0.00
Powershares  DB Commodity Index             ETP            73935S105  $1,441,780.00       72,089.00 SH         72,089.00   0.00 0.00
Goldman Sachs  Flt % Due 2/25/2010 Mo-1     Swap-Custom    EN87FDREC $12,194,880.26   12,194,880.26 SH     12,194,880.26   0.00 0.00
                                            Equity Basket